Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Minimum Rental Payments Required Under Operating Lease

Years ending March 31	Millions of Yen
2012	¥21,363
2013	18,163
2014	14,504
2015	9,725
2016	5,537
2017 and thereafter	7,515

Total	¥76,807